Trade and other receivables (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	$ 42,634,854	$ 47,041,538	$ 22,990,727
Deferred expenses (note)	4,553,370	0
Deposit	1,074,059	955,854	314,715
Prepayments	9,633,488	6,450,343	578,075
Other receivables	855,781	411,559	798,772
Trade and other receivables		54,859,294	$ 24,682,289
Current	58,751,552	54,859,294
Deferred expenses	8,538,212
Non-Current	$ 67,289,764	$ 54,859,294